Segment information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of operating segments [line items]
Revenue	$ 1,098.4	$ 903.7	$ 958.1
Cost of sales	364.8	349.7	364.8
Gross profit	733.6	554.0	593.3
SG&A expenses	576.9	437.0	406.2
Operating income (loss)	156.7	117.0	187.1
Net interest, finance and other costs	39.0	30.9	28.4
Income before income taxes	117.7	86.1	158.7
DTC
Disclosure of operating segments [line items]
Revenue	740.4	527.2	525.0
Cost of sales	177.4	124.8	130.0
Gross profit	563.0	402.4	395.0
SG&A expenses	229.9	169.5	147.4
Operating income (loss)	333.1	232.9	247.6
Wholesale
Disclosure of operating segments [line items]
Revenue	348.5	322.2	424.0
Cost of sales	182.0	169.8	226.2
Gross profit	166.5	152.4	197.8
SG&A expenses	55.3	48.1	52.7
Operating income (loss)	111.2	104.3	145.1
Other
Disclosure of operating segments [line items]
Revenue	9.5	54.3	9.1
Cost of sales	5.4	55.1	8.6
Gross profit	4.1	(0.8)	0.5
SG&A expenses	291.7	219.4	206.1
Operating income (loss)	$ (287.6)	$ (220.2)	$ (205.6)